Nature of Operations and Continuance of Business	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Nature of Operations and Continuance of Business
Note - 1 Nature of Operations and Continuance of Business

Green Hygienics Holdings Inc. (the “Company”) was incorporated in the State of Nevada on June 12, 2008 as Silver Bay Resources, Inc. On June 30, 2010, the name was changed to Takedown Entertainment Inc. On July 24, 2012, the Company changed its name to Green Hygienics Holdings Inc.

The Company is an innovative, full-scope, science-driven, premium hemp cultivation and branding enterprise focused on the cultivation and processing of industrial hemp for cannabidiol (“CBD”). The Hemp Farming Act of 2018 removed hemp from Schedule I controlled substances (defined as cannabis with less than 0.3% THC) making it an ordinary agricultural commodity.

The Company’s business model includes generating revenues from the sale of hemp and premium-grade CBD products; creating trusted global consumer brands; developing valuable IP; and growing the Company rapidly through strategic acquisitions. With direct regard to acquisitions, the Company acts as a business accelerator and a vertical integrator focusing to support rapid growth and development of companies with extraordinary potential.

On June 10, 2019, the Company secured a multiyear purchase order for the sale of hemp to U.S. Tobacco De Mexico. Under the terms of the contract, the Company is required to deliver a total $56.4 million worth of hemp flower over a five-year period to US Tobacco De Mexico for use in the production of CBD hemp cigarettes.

On June 14, 2019, the Company secured from the County of San Diego Department of Agriculture, Weights and Measures, a grower registration for industrial hemp cultivation.

On July 22, 2019, the Company secured licenses for the processing of hemp in the state of North Carolina.

The licenses were granted to the Company’s newly formed subsidiary, Coastal Labs North Carolina LLC, by the North Carolina Industrial Hemp Commission. The Company’s second subsidiary in the state is Green Hygienics North Carolina LLC, which will be partnering for cultivation this year with the intention of meeting the earnings qualification to be licensed on its own for next year’s cultivation.

The Company created Coastal labs and Green Hygienics near the end of July. There was no accounting activity prior to April 30, 2020. The Company’s policy is to consolidate all entities which we control and or own more than 51% of the voting stock. These entities are expected to have accounting activity during subsequent periods and will be consolidated accordingly.

On August 26, 2019, the Company completed the acquisition of the 824-acre Potrero Ranch Property near San Diego, California for a total purchase price of $4,510,000. The Company will utilize the land for industrial hemp for CBD cultivation. The property includes over 400,000 square feet of outbuildings which are currently being converted into greenhouses.

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated revenues of $108,574 since 2013. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As of April 30, 2020, the Company has a working capital deficiency of $3,383,228 and has an accumulated deficit of $48,383,601 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Green Hygienics Holdings Inc. (the “Company”) was incorporated in the State of Nevada on June 12, 2008 as Silver Bay Resources, Inc. On June 30, 2010, the name was changed to Takedown Entertainment Inc. On July 24, 2012, the Company changed its name to Green Hygienics Holdings Inc.

The Company is an innovative, full-scope, science-driven, premium hemp cultivation and branding enterprise focused on the cultivation and processing of industrial hemp for cannabidiol (“CBD”). The Hemp Farming Act of 2018 removed hemp from Schedule I controlled substances (defined as cannabis with less than 0.3% THC) making it an ordinary agricultural commodity.

The Company’s business model includes generating revenues from the sale of hemp and premium-grade CBD products; creating trusted global consumer brands; developing valuable IP; and growing the company rapidly through strategic acquisitions. With direct regard to acquisitions, the Company acts as a business accelerator and a vertical integrator focusing to support rapid growth and development of companies with extraordinary potential.

On June 10, 2019, the company secured a multiyear purchase order for the sale of hemp to U.S. Tobacco De Mexico. Under the terms of the contract, the Company is required to deliver a total $56.4 million worth of hemp flower over a five year period to US Tobacco De Mexico for use in the production of CBD hemp cigarettes.

On June 14, 2019, the Company secured from the County of San Diego Department of Agriculture, Weights and Measures, a grower registration for industrial hemp cultivation.

On July 22, 2019, the Company secured licenses for the processing of hemp in the state of North Carolina.

The licenses were granted to the Company’s newly formed subsidiary, Coastal Labs North Carolina LLC, by the North Carolina Industrial Hemp Commission. The Company’s second subsidiary in the state is Green Hygienics North Carolina LLC, which will be partnering for cultivation this year with the intention of meeting the earnings qualification to be licensed on its own for next year’s cultivation.

The Company created Coastal labs and Green Hygienics near the end of July. There was no accounting activity prior to July 31, 2019. The Company’s policy is to consolidate all entities which we control and or own more than 51% of the voting stock. These entities are expected to have accounting activity during subsequent periods and will be consolidated accordingly.

On August 26, 2019, the Company the completed the acquisition of the 824-acre Potrero Ranch Property near San Diego, California for a total purchase price of $4 million. The Company will utilize the land and buildings for industrial hemp for CBD cultivation. The property includes over 400,000 square feet of outbuildings which are currently being converted into greenhouses.

Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and is unlikely to generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at July 31, 2019, the Company has not generated any revenues, has a working capital deficiency of $885,133 and has an accumulated deficit of $42,766,142 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.